Expense Example - XFUNDS Memory Income ETF [Member]	Jul. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	$ 322